Inventories	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Inventories
18.	Inventories

Million US dollar	31 December 2022	31 December 2021
Prepayments	87	115
Raw materials and consumables	3 851	3 072
Work in progress	529	451
Finished goods	1 837	1 537
Goods purchased for resale	308	224

Inventories	6 612	5 399

Inventories other than work in progress
Inventories stated at net realizable value	395	368
The cost

of inventories recognized as an expense in 2022 amounts to
26 305
m US dollar, included in cost of sales (2021:
23 097
m US dollar: 2020;
19 634
m US dollar). Impairment losses on inventories recognized in 2022 amount to
148
m US dollar (2021:
91
m US dollar; 2020:
117
m US dollar).